Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shares Underlying Options Outstanding [Member]
Excluded anti-dilutive stock options and warrants	6,770,777	4,592,347
Shares Underlying Warrants Outstanding [Member]
Excluded anti-dilutive stock options and warrants	7,099,010	3,291,149
Unvested Restricted Stock [Member]
Excluded anti-dilutive stock options and warrants	799,387	957,336